Annual Fund Operating Expenses - WisdomTree Efficient Copper Plus Copper Miners Fund - WisdomTree Efficient Copper Plus Copper Miners Fund	Oct. 27, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.45%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.